[VANTAGE INVESTMENT ADVISORS]



















                                                Lincoln National
                                                Growth and Income Fund, Inc.
                                                Annual Report
                                                December 31, 1999

Lincoln National Growth and Income Fund, Inc.

Index
     Commentary
     Statement of Net Assets
     Statement of Operations
     Statements of Changes in Net Assets
     Financial Highlights
     Notes to Financial Statements
     Report of Ernst & Young LLP, Independent Auditors

Lincoln National
Growth and Income Fund, Inc.


Managed by:    [VANTAGE INVESTMENT ADVISORS]


Fear of Y2K did not seem to put a damper on investor enthusiasm in 1999 as stocks were higher across the board. The NASDAQ led the way delivering an astonishing 86% for the year. While there was some breadth in the market as large and small stocks delivered roughly equal returns, the market continues to heavily favor growth stocks as opposed to those with more attractive current valuations.

The Growth and Income Fund performed well versus other growth & income funds, delivering 17.6% for the year, in a consistent, risk-controlled, core equity exposure. The disparity between growth companies and value companies was wider in 1999 than in any previous year. Given the market's concentration on high-flying, growth companies, the Fund trailed the S&P 500's* return of 21.1% for the year, as the fund's more conservative value oriented approach did not keep pace. As the market returns to reward fundamentally attractive companies, the Fund should perform well.

Enrique Chang     Christopher Harvey


Growth of $10,000 invested 1/1/90 through 12/31/99

                          1/1/90    12/31/99
Growth and Income Fund   $10,000     $46,985
S&P 500 Index            $10,000     $70,087


This chart illustrates, hypothetically, that $10,000 was invested in the Growth and Income Fund on 1/1/90. As the chart shows, by December 31, 1999, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $46,985. For comparison, look at how the S&P 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $70,087. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return              Ended
on investments                     12/31/99
---------------------------------------------
One Year                           +17.55%
---------------------------------------------
Five Years                         +25.01%
---------------------------------------------
Ten Years                          +16.73%
---------------------------------------------



* Standard & Poor's 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held common stocks. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                           Growth and Income Fund  1

Lincoln National
Growth and Income Fund, Inc.

Statement of Net Assets
December 31, 1999

Investments:
                                                      Number      Market
Common Stock:                                         of Shares   Value
-----------------------------------------------------------------------------
Aerospace & Defense: 2.4%
-----------------------------------------------------------------------------
General Dynamics                                       703,300    $37,099,075
Honeywell International                                475,687     27,441,194
United Technologies                                    757,000     49,205,000
-----------------------------------------------------------------------------
                                                                  113,745,269
Automobiles & Auto Parts: 1.8%
-----------------------------------------------------------------------------
Autonation*                                            727,800      6,732,150
Ford Motor                                             831,800     44,449,313
Hertz Class A                                           95,100      4,766,888
Navistar International*                                592,900     28,088,638
-----------------------------------------------------------------------------
                                                                   84,036,989
Banking, Finance & Insurance: 12.7%
-----------------------------------------------------------------------------
Allstate                                               689,058     16,537,392
Ambac Financial Group                                  155,500      8,115,156
American International Group                           488,125     52,778,516
Associates First Capital Class A                       442,202     12,132,917
Astoria Financial                                       67,700      2,066,966
Bank of America                                        548,900     27,547,919
Bank One                                               914,627     29,325,228
Chase Manhattan                                        716,300     55,647,556
Citigroup                                            1,542,098     85,682,820
Comerica                                               425,050     19,844,522
Conseco                                              1,259,200     22,508,200
Dime Bancorp                                           681,800     10,312,225
Donaldson Lufkin & Jenrette                            224,200     10,845,675
Federal Home Loan Bank                                 145,400      6,842,888
Federal National Mortgage Association                   60,000      3,746,250
Firstar                                                188,000      3,971,500
Fleet Boston Financial                                 993,830     34,597,707
Goldman Sachs Group                                     73,700      6,941,619
Lehman Brothers Holdings                               181,300     15,353,844
Marsh & McLennan                                       495,900     47,451,431
MBIA                                                   236,400     12,484,875
Metris                                                 142,238      5,076,119
Morgan (J.P.)                                          232,900     29,490,963
Paine Webber Group                                     735,850     28,560,178
SLM Holding                                            609,650     25,757,713
UnionBanCal                                            239,000      9,425,563
Washington Mutual                                      742,560     19,306,560
-----------------------------------------------------------------------------
                                                                  602,352,302
Building & Materials: 0.4%
-----------------------------------------------------------------------------
American Standard*                                     116,800      5,358,200
USG                                                    249,300     11,748,263
Vulcan Materials                                        39,900      1,593,506
-----------------------------------------------------------------------------
                                                                   18,699,969
Cable, Media & Publishing: 3.7%
-----------------------------------------------------------------------------
CBS*                                                   194,300     12,423,056
Donnelley & Sons                                       417,400     10,356,738
Gannett                                                499,500     40,740,469
Knight-Ridder                                          453,500     26,983,250
McGraw-Hill                                            335,500     20,675,188
New York Times                                         643,600     31,616,850
Omnicom Group                                          124,800     12,480,000
Reynolds & Reynolds Class A                            433,200      9,747,000
R.H. Donnelley*                                        106,080      2,002,260
Valassis Communications*                               126,150      5,329,838
-----------------------------------------------------------------------------
                                                                  172,354,649
Chemicals: 1.4%
-----------------------------------------------------------------------------
Arch Chemicals                                          82,350      1,724,203
Cytec Industries*                                      169,100      3,910,438
Dow Chemical                                           362,000     48,372,250
FMC*                                                    90,000      5,158,125
Lubrizol                                               218,700      6,752,363
-----------------------------------------------------------------------------
                                                                   65,917,379

                                                     Number       Market
Computers & Technology: 20.7%                        of Shares    Value
-----------------------------------------------------------------------------
Adaptec*                                               226,300   $ 11,279,641
American Power Conversion*                             532,400     14,025,413
Apple Computer*                                        512,700     52,695,947
BMC Software*                                          252,800     20,200,300
Cisco Systems*                                       1,246,400    133,481,650
Computer Associates International                      635,400     44,438,288
Compuware*                                             404,900     15,069,872
Dell Computer*                                       1,153,940     58,814,879
Deluxe                                                 145,900      4,003,131
Electronics Arts*                                      106,800      8,977,875
International Business Machines                        656,800     70,934,400
Lexmark International Group Class A*                   599,200     54,227,600
Mercury Interactive*                                   150,900     16,292,484
Microsoft*                                           2,117,100    247,105,266
Oracle*                                                910,950    102,054,867
Siebel Systems*                                        100,200      8,429,325
Sun Microsystems*                                    1,057,600     81,864,850
Symantec*                                              415,200     24,380,025
Unisys*                                                131,600      4,202,975
Whittman-Hart*                                          89,000      4,775,406
-----------------------------------------------------------------------------
                                                                  977,254,194
Consumer Products: 2.7%
-----------------------------------------------------------------------------
Avon Products                                          169,600      5,596,800
Clorox                                                 828,600     41,740,725
Fortune Brands                                         126,100      4,169,181
Kimberly-Clark                                         267,800     17,473,950
Minnesota Mining & Manufacturing                        70,300      6,880,613
Procter & Gamble                                       462,300     50,650,744
Tupperware                                              94,600      1,602,288
-----------------------------------------------------------------------------
                                                                  128,114,301
Electronics & Electrical Equipment: 6.8%
-----------------------------------------------------------------------------
Applied Materials*                                      60,400      7,650,038
General Electric                                     1,189,000    183,997,750
Intel                                                1,186,000     97,585,563
Johnson Controls                                        81,400      4,629,625
Motorola                                               148,800     21,910,800
Texas Instruments                                       64,400      6,238,750
-----------------------------------------------------------------------------
                                                                  322,012,526
Energy: 6.7%
-----------------------------------------------------------------------------
Apache                                                  67,800      2,504,363
Ashland                                                 85,700      2,822,744
Atlantic Richfield                                     238,500     20,630,250
Coastal                                                344,600     12,211,763
Conoco Class A                                         316,800      7,840,800
Enron                                                  328,000     14,555,000
Exxon Mobil                                          1,283,500    103,401,969
Kerr-McGee                                             193,516     11,997,992
Occidental Petroleum                                 1,327,400     28,705,025
Phillips Petroleum                                     239,400     11,251,800
Royal Dutch Petroleum                                  680,400     41,121,675
Texaco                                                 644,400     34,998,975
USX-Marathon Group                                     904,900     22,339,719
-----------------------------------------------------------------------------
                                                                  314,382,075
Food, Beverage & Tobacco: 4.4%
-----------------------------------------------------------------------------
CKE Restaurants                                        888,570      5,220,349
Coca Cola                                              741,000     43,163,250
ConAgra                                                309,600      6,985,350
General Mills                                          913,600     32,661,200
Heinz (H.J.)                                           723,550     28,806,334
IBP                                                    102,000      1,836,000
Philip Morris                                        1,599,900     37,097,681
Quaker Oats                                            654,400     42,945,000
R.J. Reynolds Tobacco Holdings                         161,500      2,846,438
Universal Foods                                        285,200      5,810,950
-----------------------------------------------------------------------------
                                                                  207,372,552
Healthcare & Pharmaceuticals: 10.8%
-----------------------------------------------------------------------------
Allergan                                               128,200      6,377,950
Amgen*                                               1,359,400     81,606,481
Baxter International                                   164,200     10,313,813
Boston Scientific*                                     208,900      4,569,688
Bristol-Myers Squibb                                   846,800     54,353,975
Genzyme*                                                68,400      3,073,725
Johnson & Johnson                                      383,200     35,685,500
Lilly (Eli)                                            353,500     23,507,750

                           Growth and Income Fund  2

                                                     Number      Market
                                                     of Shares   Value
-----------------------------------------------------------------------------
Lincare Holdings*                                      681,600   $ 23,664,300
Medtronic                                            1,142,434     41,627,439
Merck & Company                                      1,016,600     68,175,738
Oxford Health Plans*                                    83,900      1,067,103
Pfizer                                               1,256,100     40,744,744
Schering-Plough                                      1,389,800     58,632,188
Tyco International                                   1,366,800     53,134,350
-----------------------------------------------------------------------------
                                                                  506,534,744
Industrial Machinery: 0.5%
-----------------------------------------------------------------------------
Ingersoll-Rand                                         459,800     25,317,738
-----------------------------------------------------------------------------

Leisure, Lodging & Entertainment: 0.7%
-----------------------------------------------------------------------------
Carnival Cruise Lines                                  440,200     21,047,063
Eastman Kodak                                          163,800     10,851,750
-----------------------------------------------------------------------------
                                                                   31,898,813
Paper & Forest Products: 0.8%
-----------------------------------------------------------------------------
Avery Dennison                                          66,900      4,875,338
Georgia-Pacific                                         93,800      4,760,350
Temple-Inland                                           64,200      4,233,188
Weyerhaeuser                                           331,900     23,834,569
-----------------------------------------------------------------------------
                                                                   37,703,445
Retail: 6.0%
-----------------------------------------------------------------------------
American Eagle Outfitters*                              54,000      2,430,000
Best Buy*                                              295,100     14,810,331
CDW Computer Centers*                                   29,600      2,326,375
Federated Department Stores*                            53,400      2,700,038
Gap                                                    848,305     39,022,030
Home Depot                                             238,950     16,383,009
Jostens                                                 57,100      1,388,243
Lowe's Companies                                       243,000     14,519,250
Ross Stores                                          1,335,600     24,124,274
Safeway*                                               798,200     28,385,987
Sherwin-Williams                                       140,400      2,948,400
Staples*                                             1,089,225     22,533,341
TJX                                                  1,206,100     24,649,668
Wal-Mart Stores                                      1,180,000     81,567,500
Williams-Sonoma*                                        82,400      3,790,400
-----------------------------------------------------------------------------
                                                                  281,578,846
Telecommunications: 13.2%
-----------------------------------------------------------------------------
AT & T                                               1,372,950     69,677,212
Bell Atlantic                                          933,312     57,457,020
BellSouth                                            1,147,200     53,703,300
Corning                                                232,100     29,926,393
General Instrument*                                    814,500     69,232,500
GTE                                                    788,700     55,652,643
Lucent Technologies                                  1,239,700     92,745,055
MCI Worldcom*                                          180,150      9,553,580
SBC Communications                                   1,548,723     75,500,245
Tellabs*                                               834,500     53,538,390
U.S. West                                              781,300     56,253,600
-----------------------------------------------------------------------------
                                                                  623,239,938
Textiles, Apparel & Furniture: 0.7%
-----------------------------------------------------------------------------
Miller (Herman)                                        375,200      8,617,874
Tommy Hilfiger*                                        962,800     22,445,274
-----------------------------------------------------------------------------
                                                                   31,063,148
Transportation & Shipping: 0.8%
-----------------------------------------------------------------------------
Alaska Air Group*                                      272,000      9,554,000
Canadian National Railway                              700,000     18,418,750
Continental Airlines Class B*                          220,700      9,793,562
-----------------------------------------------------------------------------
                                                                   37,766,312
Utilities: 1.8%
-----------------------------------------------------------------------------
Energy East                                          1,050,800     21,869,774
General Public Utilities                               657,150     19,673,427
Public Service Enterprise Group                        227,000      7,902,437
Texas Utilities                                        569,700     20,259,955
Unicom                                                 412,800     13,828,800
-----------------------------------------------------------------------------
                                                                   83,534,393

Total Common Stock: 99.0%
(Cost $2,656,425,677)                                           4,664,879,582
-----------------------------------------------------------------------------

                                                    Par          Market
Money Market Instruments:                           Amount       Value
-----------------------------------------------------------------------------
American Honda Finance
5.94%, 1/24/00                                      $6,400,000  $   6,400,000
Associates Corp North America
4.00%, 1/3/00                                        6,600,000      6,600,000
Corporate Asset Funding
6.06%, 1/27/00                                       6,700,000      6,670,967
Moat Funding
6.36%, 1/14/00                                       4,000,000      3,990,871
6.77%, 1/12/00                                      11,000,000     10,977,380
Salomon Smith Barney Holdings
6.03%, 1/19/00                                       6,000,000      5,982,060
-----------------------------------------------------------------------------

Total Money Market Instruments: 0.9%
(Cost $40,621,278)                                                 40,621,278
-----------------------------------------------------------------------------

Total Investments: 99.9%
(Cost $2,697,046,955)                                           4,705,500,860
-----------------------------------------------------------------------------
Other Assets Over Liabilities: 0.1%                                 4,185,970
-----------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $51.710 per share
based on 91,079,006 shares
issued and outstanding)                                        $4,709,686,830
-----------------------------------------------------------------------------
Components of Net Assets at December 31, 1999:
Common Stock, par value $.01 per share,
150,000,000 authorized shares                                        $910,790
Paid in capital in excess of par value
of shares issued                                                2,376,749,908
Undistributed net investment income                                 6,497,415
Accumulated net realized gain on investments                      317,074,812
Net unrealized appreciation of investments                      2,008,453,905
-----------------------------------------------------------------------------

Total Net Assets                                               $4,709,686,830
-----------------------------------------------------------------------------

* Non-income producing security. See accompanying notes to financial statements.

                           Growth and Income Fund  3

Lincoln National Growth and Income Fund, Inc.

Statement of Operations

Year ended December 31, 1999


Investment income:
    Dividends                                                    $ 59,401,539
------------------------------------------------------------------------------
    Interest                                                        3,166,385
------------------------------------------------------------------------------
         Total investment income                                   62,567,924
------------------------------------------------------------------------------

Expenses:
    Management fees                                                13,910,486
------------------------------------------------------------------------------
    Accounting fees                                                 1,407,732
------------------------------------------------------------------------------
    Printing and postage                                              270,464
------------------------------------------------------------------------------
    Legal fees                                                         88,579
------------------------------------------------------------------------------
    Custody fees                                                       30,515
------------------------------------------------------------------------------
    Directors fees                                                      4,200
------------------------------------------------------------------------------
    Other                                                             108,492
------------------------------------------------------------------------------
                                                                   15,820,468
------------------------------------------------------------------------------
    Less expenses paid indirectly                                      (7,080)
------------------------------------------------------------------------------
        Total expenses                                             15,813,388
------------------------------------------------------------------------------
Net investment income                                              46,754,536
------------------------------------------------------------------------------

Net realized and unrealized gain on investments:
     Net realized gain on investment transactions                 273,402,762
------------------------------------------------------------------------------
     Net change in unrealized
     appreciation/depreciation of investments                     403,783,094
------------------------------------------------------------------------------
Net realized and unrealized gain on investments                   677,185,856
------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $723,940,392
------------------------------------------------------------------------------


Statements of Changes in Net Assets


                                                 Year ended      Year ended
                                                 12/31/99        12/31/98
                                                 -------------------------------
Changes from operations:
     Net investment income                       $   46,754,536  $   55,631,441
--------------------------------------------------------------------------------
     Net realized gain on investment transactions   273,402,762     223,707,077
--------------------------------------------------------------------------------
     Net change in unrealized appreciation/
     depreciation of investments                    403,783,094     434,405,732
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                           723,940,392     713,744,250
--------------------------------------------------------------------------------

Distributions to shareholders from:

     Net investment income                          (45,733,824)   (101,986,260)
--------------------------------------------------------------------------------
     Net realized gain on investment transactions  (177,205,883)   (209,728,724)
--------------------------------------------------------------------------------
          Total distributions to shareholders      (222,939,707)   (311,714,984)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions          (54,871,056)     320,665,790
--------------------------------------------------------------------------------
     Total increase in net assets                   446,129,629     722,695,056
--------------------------------------------------------------------------------
Net Assets, at beginning of year                  4,263,557,201   3,540,862,145
--------------------------------------------------------------------------------
Net Assets, at end of year                       $4,709,686,830  $4,263,557,201
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                           Growth and Income Fund  4

Lincoln National Growth and Income Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout the year)

                                             Year ended December 31,
                                             1999        1998        1997        1996        1995
                                             --------------------------------------------------------
Net asset value, beginning of year           $46.288     $41.949     $33.110     $29.756     $23.297

Income from investment operations:
   Net investment income                       0.509       0.607       0.649       0.683       0.701
   Net realized and unrealized gain
      on investments                           7.356       7.371       9.331       4.943       7.680
                                             --------------------------------------------------------
   Total from investment operations            7.865       7.978       9.980       5.626       8.381
                                             --------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income       (0.497)     (1.164)          -      (0.683)     (0.701)
   Distributions from net realized gain on
      investment transactions                 (1.946)     (2.475)     (1.141)     (1.589)     (1.221)
                                             --------------------------------------------------------
Total dividends and distributions             (2.443)     (3.639)     (1.141)     (2.272)     (1.922)
                                             --------------------------------------------------------
Net asset value, end of year                 $51.710     $46.288     $41.949     $33.110     $29.756
                                             --------------------------------------------------------

Total Return(1)                                17.55%      20.33%      30.93%      18.76%      38.81%

Ratios and supplemental data:
   Ratio of expenses to average net assets      0.36%       0.35%       0.35%       0.36%       0.35%
   Ratio of net investment income
      to average net assets                     1.05%       1.44%       1.79%       2.23%       2.64%
   Portfolio Turnover                          15.91%      33.55%      32.09%      46.70%      51.76%
   Net assets, end of year (000 omitted)  $4,709,687  $4,263,557  $3,540,862  $2,465,224  $1,833,450

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                           Growth and Income Fund  5

Lincoln National Growth and Income Fund, Inc.

Notes to Financial Statements

December 31, 1999

The Fund: Lincoln National Growth and Income Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term capital appreciation. The Fund buys stocks of established companies.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 1999, the custodial fees offset arrangements amounted to $7,080.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor, Vantage Investment Advisors, an affiliate of the Advisor, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31 1999.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                           Growth and Income Fund  6

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 1999 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 1999 are as follows:

     Aggregate     Aggregate     Gross           Gross           Net
     Cost of       Proceeds      Unrealized      Unrealized      Unrealized
     Purchases     From Sales    Appreciation    Depreciation    Appreciation
-------------------------------------------------------------------------------
     $696,137,899  $899,686,124  $2,162,603,613  $(154,149,708)  $2,008,453,905

4. Summary of Changes From Capital Share Transactions

                                               Shares Issued Upon                                    Net Increase (Decrease)
                      Capital                  Reinvestment of          Capital Shares               Resulting From Capital
                      Shares Sold              Dividends                Redeemed                     Share Transactions
                      ---------------------------------------------------------------------------------------------------------
                      Shares     Amount        Shares     Amount        Shares       Amount          Shares       Amount
                      ---------------------------------------------------------------------------------------------------------
Year ended
  December 31, 1999:  1,183,242  $ 56,313,347  4,726,164  $222,939,708  (6,939,216)  $(334,124,111)  (1,029,810)  $(54,871,056)
Year ended
  December 31, 1998:  4,341,760   183,305,236  7,672,147   311,714,984  (4,314,813)   (174,354,430)   7,699,094    320,665,790

5. Distributions to Shareholders

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.


                           Growth and Income Fund  7

Lincoln National Growth and Income Fund, Inc.
Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Growth and Income Fund, Inc.

We have audited the accompanying statement of net assets of Lincoln National Growth and Income Fund, Inc. (the "Fund") as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Growth and Income Fund, Inc. at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                 /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
February 4, 2000



                           Growth and Income Fund  8